EMPLOYEE BENEFITS - Amounts Recognized in Consolidated income Statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Current service cost	€ 141	€ (10)	€ 80
Interest (income)/expense	1	364	74
Post-employment benefit expense, defined benefit plans	142	354	154
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Current service cost	0	31	8
Interest (income)/expense	0	360	74
Post-employment benefit expense, defined benefit plans	0	391	82
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	141	(41)	72
Interest (income)/expense	1	4	0
Post-employment benefit expense, defined benefit plans	€ 142	€ (37)	€ 72